Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Revenues (note 21)	$ 7,901	$ 5,376	[1]	$ 9,212	[1]
Cost of revenues (note 22)	6,807	3,487	[1]	7,959	[1]
Gross profit	1,094	1,889	[1]	1,253	[1]
Expenses:
Research and development (note 23)	9,944	3,853	[1]	4,103	[1]
Sales and marketing (note 24)	3,857	1,216	[1]	1,377	[1]
General and administration (note 25)	23,749	7,948	[1]	13,067	[1]
Loss on impairment (note 9)		1,727	[1]	1,027	[1]
Operating loss	(36,456)	(12,855)	[1]	(18,321)	[1]
Loss (gain) on revaluation of warrant liabilities (note 16)	(998)	4,389	[1]	(1,255)	[1]
Financial income (note 27)	(618)	(158)	[1]	(85)	[1]
Financial expenses (note 27)	1,219	336	[1]	256	[1]
Net loss for the year from continuing operations	(36,059)	(17,422)	[1]	(17,237)	[1]
Net loss for the year from discontinuing operations (note 32)	(2,425)	(1,841)	[1]	(820)	[1]
Net loss for the year	(38,484)	(19,263)	[1]	(18,057)	[1]
Less: Net loss attributable to non-controlling interests	(749)	(2,267)	[1]	(1,996)	[1]
Net loss attributable to the Company’s shareholders	(37,735)	(16,996)	[1]	(16,061)	[1]
Items that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	(1,323)	775	[1]	303	[1]
Remeasurement loss from defined benefit plans		6	[1]	1	[1]
Other comprehensive income	(1,323)	781	[1]	304	[1]
Total comprehensive loss for the year	(39,807)	(18,482)	[1]	(17,753)	[1]
Less: Comprehensive loss attributable to non-controlling interests	(749)	(2,267)	[1]	(1,996)	[1]
Comprehensive loss attributable to the Company’s shareholders	$ (37,735)	$ (16,996)	[1]	$ (16,061)	[1]
Basic loss per share from continuing operations	$ (0.96)	$ (0.71)		$ (1.10)
Diluted loss per share from continuing operations	(0.96)	(0.71)		(1.10)
Basic loss per share from discontinued operations	(0.07)	(0.09)		(0.06)
Diluted loss per share from discontinued operations	$ (0.07)	$ (0.09)		$ (0.06)
Basic, Weighted average number of shares outstanding	36,958,606	21,369,527	[1]	13,899,212	[1]
Diluted, Weighted average number of shares outstanding	36,958,606	21,369,527	[1]	13,899,212	[1]

[1]	Reclassified due to discontinued operations (note 32).